SCHEDULE OF INVESTMENTS
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Publishing – 1.1%
John Wiley & Sons, Inc.	10	$548

Wireless Telecommunication Service – 1.2%
Telephone and Data Systems, Inc.	29	580

Total Communication Services - 2.3%		1,128

Consumer Discretionary

Internet & Direct Marketing Retail – 1.0%
PetMed Express, Inc.(A)	19	487

Total Consumer Discretionary - 1.0%		487

Consumer Staples

Food Distributors – 2.4%
Andersons, Inc. (The)	16	604
SpartanNash Co.	22	558
		1,162
Household Products – 1.2%
WD-40 Co.	2	568

Packaged Foods & Meats – 4.7%
Calavo Growers, Inc.	13	548
J&J Snack Foods Corp.	4	592
Lancaster Colony Corp.	3	577
Tootsie Roll Industries, Inc.	16	577
		2,294
Personal Products – 1.2%
Nu Skin Enterprises, Inc., Class A	12	596

Tobacco – 1.2%
Universal Corp.	11	590

Total Consumer Staples - 10.7%		5,210

Financials

Asset Management & Custody Banks – 1.1%
Cohen & Steers, Inc.	6	542

Mortgage REITs – 1.2%
Arbor Realty Trust, Inc.	30	549

Multi-Line Insurance – 1.1%
Horace Mann Educators Corp.	14	537

Regional Banks – 22.3%
Associated Banc-Corp.	24	535
Atlantic Union Bankshares Corp.	15	570
BancFirst Corp.	8	561
City Holding Co.	7	538
Community Bank System, Inc.	7	542
First Interstate BancSystem, Inc., Class A	13	530
First Merchants Corp.	13	544
Fulton Financial Corp.	32	552
Home BancShares, Inc.	22	525
Independent Bank Corp.	7	533
International Bancshares Corp.	13	530
Lakeland Bancorp, Inc.	29	548

Lakeland Financial Corp.	7	575
Sandy Spring Bancorp, Inc.	11	520
Simmons First National Corp.	18	518
Southside Bancshares, Inc.	13	529
Tompkins Financial Corp.	7	553
United Bankshares, Inc.	15	535
Washington Trust Bancorp, Inc.	10	544
Wesbanco, Inc.	16	543
		10,825
Thrifts & Mortgage Finance – 3.3%
Federal Agricultural Mortgage Corp., Class C	4	533
Northwest Bancshares, Inc.	37	530
Premier Financial Corp.	18	550
		1,613
Total Financials - 29.0%		14,066

Health Care

Health Care Equipment – 1.1%
LeMaitre Vascular, Inc.	11	560

Health Care Facilities – 1.2%
Ensign Group, Inc. (The)	7	580

Health Care Supplies – 1.1%
Atrion Corp.	1	528

Total Health Care - 3.4%		1,668

Industrials

Agricultural & Farm Machinery – 1.1%
Lindsay Corp.	3	531

Building Products – 2.4%
Apogee Enterprises, Inc.	12	583
Griffon Corp.	20	558
		1,141
Commercial Printing – 1.1%
Brady Corp., Class A	10	536

Construction Machinery & Heavy Trucks – 2.3%
Douglas Dynamics, Inc.	13	509
Trinity Industries, Inc.	20	601
		1,110
Diversified Support Services – 3.3%
Healthcare Services Group, Inc.	31	558
Matthews International Corp.	14	527
McGrath RentCorp	7	539
		1,624
Environmental & Facilities Services – 1.0%
ABM Industries, Inc.	12	476

Human Resource & Employment Services – 1.1%
Insperity, Inc.	5	541

Industrial Machinery – 3.5%
Franklin Electric Co., Inc.	6	556
Hillenbrand, Inc.	11	570
Standex International Corp.	5	560
		1,686
Office Services & Supplies – 1.1%
HNI Corp.	13	537

Trading Companies & Distributors – 2.2%
Applied Industrial Technologies, Inc.	5	547
GATX Corp.	5	539
		1,086
Total Industrials - 19.1%		9,268

Information Technology

Electronic Equipment & Instruments – 1.1%
Badger Meter, Inc.	5	541

Total Information Technology - 1.1%		541

Materials

Aluminum – 1.1%
Kaiser Aluminum Corp.	6	525

Diversified Metals & Mining – 1.2%
Materion Corp.	6	567

Paper Products – 1.0%
Neenah, Inc.	11	516

Specialty Chemicals – 6.7%
Avient Corp.	9	521
Balchem Corp.	3	557
H.B. Fuller Co.	7	556
Quaker Chemical Corp.	2	526
Sensient Technologies Corp.	5	546
Stepan Co.	4	557
		3,263
Steel – 1.2%
Worthington Industries, Inc.	11	577

Total Materials - 11.2%		5,448

Real Estate

Industrial REITs – 2.4%
STAG Industrial, Inc.	12	576
Terreno Realty Corp.	7	576
		1,152
Real Estate Operating Companies – 1.1%
Kennedy-Wilson Holdings, Inc.	24	561

Total Real Estate - 3.5%		1,713

Utilities

Electric Utilities – 3.4%
ALLETE, Inc.	9	565
PNM Resources, Inc.	12	526
Portland General Electric Co.	10	547
		1,638
Gas Utilities – 7.0%
Chesapeake Utilities Corp.	4	577
New Jersey Resources Corp.	14	557
Northwest Natural Gas Co.	12	572
South Jersey Industries, Inc.	22	570
Southwest Gas Corp.	8	548
Spire, Inc.	8	551
		3,375
Multi-Utilities – 3.4%
Avista Corp.	13	564
Black Hills Corp.	8	560
NorthWestern Corp.	9	536
		1,660

Water Utilities – 4.7%
American States Water Co.	5	563
California Water Service Group	8	574
Middlesex Water Co.	5	611
SJW Corp.	8	555
		2,303
Total Utilities - 18.5%		8,976

TOTAL COMMON STOCKS – 99.8%		$48,505
(Cost: $37,750)

SHORT-TERM SECURITIES
Money Market Funds(C) - 1.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(B)	502	502

TOTAL SHORT-TERM SECURITIES – 1.0%		$502
(Cost: $502)

TOTAL INVESTMENT SECURITIES – 100.8%		$49,007
(Cost: $38,252)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(411)

NET ASSETS – 100.0%		$48,596

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $490 are on loan.

(B)	Investment made with cash collateral received from securities on loan.

(C)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$48,505	$—	$—

Short-Term Securities	502	—	—
Total	$49,007	$—	$—

The following acronym is used throughout this schedule:

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$38,252

Gross unrealized appreciation	11,506

Gross unrealized depreciation	(751)
Net unrealized appreciation	$10,755